BASIS OF PRESENTATION AND ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND ACCOUNTING POLICIES
Preparation of the interim condensed consolidated financial statements
The interim condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2024 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report for the year ended December 31, 2023, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on August 2, 2024 by the Company’s Board of Directors.
Material accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2023.

On January 1, 2024, the Company adopted the narrow-scope amendments to IAS 1 which clarify how to classify debt and other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifications about the classification requirements for debt a company might settle by converting it into equity.
In addition, on January 1, 2024, the Company adopted the following amendments:
•'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability.
•Amendments to IFRS 16 "Leases" with respect to the lease liability in a sale and leaseback transaction. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease.
•'Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)' to add disclosure requirements, and ‘signposts’ within existing disclosure requirements, which require entities to provide qualitative and quantitative information about supplier finance arrangements. In particular, entities will have to disclose in the notes information that enables users of financial statements to (i) assess how supplier finance arrangements affect an entity’s liabilities and cash flows and to (ii) understand the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it.
The adoption of these amendments did not have a material impact to the Company's Interim Financial Statements.
The Company has adopted 'International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)' upon release on May 23, 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure as of December 31, 2023. The Company has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when incurred.
Use of judgment and estimates
The preparation of Interim Financial Statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.